Taxes (Details 3) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts and other reserves	$ 564,556	$ 324,053
Accumulated depreciation	0	72,834
Valuation allowance	(470,403)	(396,887)
Total	$ 94,153	$ 0